INCOME TAXES 1 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (15,454)	$ (2,368)	¥ (64,222)	¥ (65,023)
Deferred income tax (expense)/benefit	31,149	4,774	(6,475)	(6,740)
Income tax (expense)/benefit	¥ 15,695	$ 2,406	¥ (70,697)	¥ (71,763)